Financial Risk Management - Loans and Advances by Industry Sector (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 94,671,818	¥ 90,682,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		95,642,750	91,546,318
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		60,184,755	59,856,165
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		8,787,566	8,522,451
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances		280,233	288,099
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances		919,043	918,617
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances		5,637,560	5,596,935
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances		5,375,802	5,281,596
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances		3,217,545	3,129,666
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		10,666,446	10,126,531
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances		4,452,195	4,328,173
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances		839,878	866,373
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	15,691,638	16,187,195
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		8,380	9,030
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances		4,308,469	4,601,499
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances		35,457,995	31,690,153
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances		335,071	360,875
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances		6,220,956	5,382,130
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances		25,597,599	23,285,374
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		309,531	344,958
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances		2,994,838	2,316,816
Unearned income, unamortized premiums - net and deferred loan fees - net [member]
Disclosure of credit risk exposure [line items]
Loans and advances		(264,527)	(258,392)
Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ (706,405)	¥ (604,988)

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥0 million and ¥11,216,711 million at March 31, 2020 and 2019, respectively.